Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic earnings per share
The calculation of basic earnings per share was based on a result attributable to ordinary shares and a weighted average number of ordinary shares outstanding during the six month period ended June of each year, calculated as follows:
Result attributable to ordinary shares

	For the six month period ended

	June 30, 2024	June 30, 2023

Result for the period (in USD)	679,620,307	336,866,321
Weighted average number of ordinary shares	197,886,375	201,828,035
Basic earnings per share (in USD)	3.43	1.67
Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2024	220,024,713	17,790,716	202,233,997	202,233,997
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	8,017,162	(8,017,162)	(4,347,622)
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at June 30, 2024	220,024,713	25,807,878	194,216,835	197,886,375

Diluted earnings per share
For the six months ended June 30, 2024, the diluted earnings per share (in USD) amount to 3.43 (2023:
1.67). As of January 1, 2024, the Company no longer has instruments that can give rise to dilution. At June
30, 2023 236,590 options issued under the LTIP 2015 were excluded from the calculation of the diluted weighted average number of shares because these 236,590 options were out-of-the money and have been considered as anti-dilutive, all LTIPs were terminated during the 2nd half of 2023 due to the change of control.
Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	June 30, 2024	June 30, 2023
Weighted average of ordinary shares outstanding (basic)	197,886,375	201,828,035
Effect of share-based payment arrangements	—	50,015
Weighted average number of ordinary shares (diluted)	197,886,375	201,878,050
There are no more remaining outstanding instruments at June 30, 2024 which can give rise to dilution. At
June 30, 2023, the Euronav stock options of the LTIP 2015 and the RSU's of the LTIP 2021 and LTIP 2022
could have give rise to dilution.